Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Dividends
Schedule of cash dividends on ordinary shares declared and paid

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Cash dividends on ordinary shares declared and paid:
Interim dividend for 2017: $0.33 per share (2016: $nil per share)	(67)	—	—
Interim dividend for 2017: $0.14 per share (2016: $nil per share)	(33)	—	—
Interim dividend for 2017: $0.14 per share (2016: $1.50 per share)	(32)	(304)	—
Interim dividend for 2017: $0.14 per share (2016: $nil per share)	(33)	—	—
	(165)	(304)	—